Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated June 10, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective April 30, 2015, the JPMorgan Multi-Manager Alternatives Fund's Subsidiary, "JPM MMAC Holdings Ltd." was renamed "MMAC Holdings CS Ltd." Therefore, all references to this Subsidiary are hereby deleted and replaced by the Subsidiary's new name.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated June 10, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective April 30, 2015, the JPMorgan Multi-Manager Alternatives Fund's Subsidiary, "JPM MMAC Holdings Ltd." was renamed "MMAC Holdings CS Ltd." Therefore, all references to this Subsidiary are hereby deleted and replaced by the Subsidiary's new name.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE